Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Abstract]
Allowance for expected credit losses (recovery)	$ 1,081,695	$ 1,167,837	$ 235,464